GOODWILL AND OTHER INTANGIBLE ASSETS (Details Textual) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 28, 2013	Dec. 29, 2012
Goodwill and Intangible Asset Impairment, Total	$ 0	$ 0